O’Shaughnessy Market Leaders Value Fund
(the “Fund”)

Class I — OFVIX

Supplement dated February 2, 2024 to the
Statutory Prospectus dated October 30, 2023

Effective on February 2, 2024, Christopher Meredith will no longer serve as a portfolio manager of the Fund. Effective the same day, Ehren Stanhope will begin serving as a portfolio manager of the Fund. Scott Bartone, Daniel Nitiutomo and Claire Noel will remain as portfolio managers jointly and primarily responsible for the day-to-day management of the Fund together with Ehren Stanhope.

As of February 2, 2024, the portfolio manager information disclosed in the section titled “Management” on page 5 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers: The following individuals serve as the Fund’s portfolio managers:

Portfolio Managers	Since	Primary Title with the Adviser
Scott Bartone	2018	Principal and Portfolio Manager
Daniel Nitiutomo	2022	Managing Director and Portfolio Manager
Claire Noel	2022	Managing Director and Portfolio Manager
Ehren Stanhope	2024	Principal and Portfolio Manager
As of February 2, 2024, the portfolio manager information disclosed in the section titled “MANAGEMENT OF THE FUND — Portfolio Managers” on page 13 is amended and restated as follows:
The Fund is managed by the Adviser. The Adviser’s portfolio management team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are portfolio managers Scott Bartone, Principal and Portfolio Manager, Daniel Nitiutomo, Managing Director and Portfolio Manager, Claire Noel, Managing Director and Portfolio Manager, and Ehren Stanhope, Principal and Portfolio Manager.
Mr. Bartone began managing the Fund in November 2018 and has been associated with the Adviser in an investment capacity since 2008. Mr. Nitiutomo began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since April 2015. Ms. Noel also began managing the Fund in November 2022 and has been associated with the Adviser in an investment capacity since June 2021. From 2012 to 2021, Ms. Noel was a Partner at AJO Partners, an institutional investment manager based in Philadelphia, Pennsylvania. At AJO, she served as a senior member of the portfolio management and quantitative research teams responsible for building diversified, value-oriented portfolios of U.S. and international equities. Mr. Stanhope began managing the Fund in February 2024 and has been associated with the Adviser in an investment capacity since 2010.
The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Please retain this Supplement with your Prospectus for future reference.

O’Shaughnessy Market Leaders Value Fund
(the “Fund”)

Class I — OFVIX

Supplement dated February 2, 2024 to the
Statement of Additional Information (“SAI”) dated October 30, 2023

Effective on February 2, 2024, Christopher Meredith will no longer serve as a portfolio manager of the Fund. Effective the same day, Ehren Stanhope will begin serving as a portfolio manager of the Fund. Scott Bartone, Daniel Nitiutomo and Claire Noel will remain as portfolio managers jointly and primarily responsible for the day-to-day management of the Fund together with Ehren Stanhope.

Accordingly, as of February 2, 2024, the following disclosure is amended in the section titled “PORTFOLIO MANAGERS” on page B-27 of the Fund’s SAI.

Messrs. Scott Bartone, Daniel Nitiutomo, Ehren Stanhope and Ms. Claire Noel each serve as co-portfolio managers of the Fund.

On February 2, 2024, the following disclosure is added to the section titled “PORTFOLIO MANAGERS” beginning on page B-27 of the Fund’s SAI.

The following table provides information regarding other accounts managed by Mr. Stanhope as of December 31, 2023:

Category of Account	Total Number of Accounts Managed (excluding the Fund)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$1,104,174,287	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,664	$7,513,063,739	0	$0

On February 2, 2024, the following disclosure is added to the section titled “PORTFOLIO MANAGERS” on page B-29 of the Fund’s SAI.

Ownership of Securities. As of December 31, 2023, Mr. Stanhope beneficially owned equity securities of the Fund in the following amounts.

Portfolio Managers	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Ehren Stanhope	$1-$10,000

Please retain this Supplement with your SAI for future reference.
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